COMMITMENTS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loss Contingencies [Line Items]
Lease expire	Dec. 31, 2020
Expense recognized	$ 32	$ 32	$ 44
Vehicles [Member]
Loss Contingencies [Line Items]
Operating lease agreements period	3 years
Master Clinical Trial Services Agreement [Member]
Loss Contingencies [Line Items]
Consideration for services payment	$ 14,360
Expense recognized	9,561
Clinical Development Master Services Agreement [Member] | Agreement One [Member]
Loss Contingencies [Line Items]
Consideration for services payment	13,779
Expense recognized	7,825
Clinical Development Master Services Agreement [Member] | Agreement Two [Member]
Loss Contingencies [Line Items]
Consideration for services payment	2,234
Expense recognized	$ 957
IIA [Member]
Loss Contingencies [Line Items]
Percentage of royalties payments shall not exceed aggregate rant received	300.00%
Grant received	$ 1,431
Accumulated royalty expense	$ 2,061
Yissum [Member]
Loss Contingencies [Line Items]
Royalties pay for net sales related to patents	1.50%
Minimum [Member] | IIA [Member]
Loss Contingencies [Line Items]
Royalties payable on the sale of products developed	3.50%
Minimum [Member] | Yissum [Member]
Loss Contingencies [Line Items]
Percentage of proceeds received for sub licence	1.50%
Maximum [Member] | IIA [Member]
Loss Contingencies [Line Items]
Royalties payable on the sale of products developed	25.00%
Maximum [Member] | Yissum [Member]
Loss Contingencies [Line Items]
Percentage of proceeds received for sub licence	8.00%